Exhibit 99
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of November 2006

Collection Period Start	21-Nov-06	Distribution Date	15-Dec-06
Collection Period End	30-Nov-06	30/360 Days	24
Beg. of Interest Period	21-Nov-06	Actual/360 Days	24
End of Interest Period	15-Dec-06

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,719,278,529.36	1,719,278,529.36	1,692,811,768.06	0.9846059
Total Securities		1,719,278,529.36	1,719,278,529.36	1,692,811,768.06	0.9846059
Class A-1 Notes	5.346730%	228,300,000.00	228,300,000.00	201,833,238.70	0.8840703
Class A-2 Notes	5.230000%	548,000,000.00	548,000,000.00	548,000,000.00	1.0000000
Class A-3 Notes	5.110000%	540,000,000.00	540,000,000.00	540,000,000.00	1.0000000
Class A-4 Notes	5.100000%	252,500,000.00	252,500,000.00	252,500,000.00	1.0000000
Certificates	0.000000%	150,478,529.36	150,478,529.36	150,478,529.36	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	26,466,761.30	813,772.31	115.9297473	3.5644867
Class A-2 Notes	0.00	1,910,693.33	0.0000000	3.4866667
Class A-3 Notes	0.00	1,839,600.00	0.0000000	3.4066667
Class A-4 Notes	0.00	858,500.00	0.0000000	3.4000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,466,761.30	5,422,565.64

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	22,495,009.59
Monthly Interest	8,131,664.91
Total Monthly Payments	30,626,674.50

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	2,917,612.49
Aggregate Sales Proceeds Advance	704,157.28
Total Advances	3,621,769.77

Vehicle Disposition Proceeds:
Reallocation Payments	75,411.17
Repurchase Payments	73,293.33
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	7,023,744.47
Excess Wear and Tear and Excess Mileage	499.32
Remaining Payoffs	0.00
Net Insurance Proceeds	888,283.05
Residual Value Surplus	1,604.23
Total Collections	42,311,279.84

Exhibit 99
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of November 2006

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	73,877	1,970,725,352.48	9.00000%	1,719,278,529.36
Total Depreciation Received		(25,210,961.99)		(18,372,241.06)
Principal Amount of Gross Losses	(41)	(1,155,347.16)		(1,061,224.70)
Repurchase / Reallocation	(3)	(78,323.39)		(73,293.33)
Early Terminations	(25)	(463,667.09)		(421,840.36)
Scheduled Terminations	(284)	(7,166,095.47)		(6,538,161.85)
Pool Balance - End of Period	73,524	1,936,650,957.38	9.00000%	1,692,811,768.06

III. DISTRIBUTIONS

Total Collections					42,311,279.84
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					42,311,279.84

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					1,432,732.11
Servicing Fee Paid					1,432,732.11
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,432,732.11

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					813,772.31

Class A-1 Notes Monthly Interest Paid					813,772.31
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					1,910,693.33

Class A-2 Notes Monthly Interest Paid					1,910,693.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					1,839,600.00

Class A-3 Notes Monthly Interest Paid					1,839,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of November 2006

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	858,500.00

Class A-4 Notes Monthly Interest Paid	858,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	5,422,565.64
Total Note and Certificate Monthly Interest Paid	5,422,565.64
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,455,982.09

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,466,761.30

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,466,761.30
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall
0.00
Remaining Available Collections	8,989,220.79

Exhibit 99
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of November 2006

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		12,894,588.97
Required Reserve Account Amount		34,385,570.59
Beginning Reserve Account Balance		12,894,588.97
Reinvestment Income for the Period		23,798.49
Reserve Fund Available for Distribution		12,918,387.46
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		8,989,220.79
Gross Reserve Account Balance		21,907,608.25
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		21,907,608.25

V. POOL STATISTICS

Weighted Average Remaining Maturity		28.05
Monthly Prepayment Speed		60%
Lifetime Prepayment Speed		60%

	$	units
Recoveries of Defaulted and Casualty Receivables	913,655.82
Securitization Value of Defaulted Receivables and Casualty Receivables	1,061,224.70	41
Aggregate Defaulted and Casualty Gain (Loss)	(147,568.88)
Pool Balance at Beginning of Collection Period	1,719,278,529.36
Net Loss Ratio	-0.0086%

Cumulative Net Losses for all Periods	0.0086%	147,568.88

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	9,426,314.11	402
61-90 Days Delinquent	44,025.18	2
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	9,470,339.29	404
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	50,038.40	3
Securitization Value	53,576.60
Aggregate Residual Gain (Loss)	(3,538.20)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	50,038.40	3
Cumulative Securitization Value	53,576.60
Cumulative Residual Gain (Loss)	(3,538.20)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		704,157.28
Ending Balance of Residual Advance		704,157.28

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		2,917,612.49
Ending Balance of Payment Advance		2,917,612.49

Exhibit 99
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of November 2006

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets (if applicable)?	No

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	No